Other Assets (Tables)	12 Months Ended
Sep. 30, 2025
Other Assets [Abstract]
Schedule of Other Assets
	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Other receivables	16,653	380,698	48,927
Total other current assets	16,653	380,698	48,927